Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	June 30, 2024 A$	June 30, 2023 A$	June 30, 2022 A$
Loss after income tax expense for the year	(42,716,625)	(39,896,348)	(32,210,826)
Adjustments for:
Depreciation and amortization	2,261,858	2,061,819	2,063,462

Loss on disposal of plant and equipment	41	1,427	—
Share-based payments	1,796,286	2,001,572	1,486,841
Changes in fair value of US investor warrants	—	(131,896)	(591,070)
Net exchange difference	(283,057)	(296,038)	258,296
Net change in fair value of convertible note liability	125,317	139,048	324,736

Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	601,765	(1,607,705)	(2,249,376)

Decrease/ (Increase) in other operating assets	2,688,608	(1,152,563)	(782,505)
Increase in trade and other payables	537,565	3,272,412	1,435,459

Increase in employee benefits provision	167,013	252,452	35,231

Net cash used in operating activities	(34,821,229)	(35,355,820)	(30,229,752)